Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 93,563	$ 228,540	$ 549,444
Receivables and prepaid expenses	254,593	10,234	89,139
Total Current Assets	348,156	238,774	638,583
Non-current Assets:
Property and equipment at cost, net of accumulated depreciation	17,533	20,162	24,142
Total Assets	365,689	258,936	662,725
Accounts payable	102,978	113,585	215,359
Accrued expenses and other payables	609,554	292,548	171,379
Convertible promissory notes, net	1,873,777	1,308,229
Derivative liability	993,779	722,192
Registration Rights Agreement liability	520,000	520,000	520,000
Total Current Liabilities	4,100,088	2,956,554	906,738
Non-current Liabilities:
Accrued severance	203,121	176,093	123,981
Current Liabilities:
Accounts payable	102,978	113,585	215,359
Accrued expenses and other payables	609,554	292,548	171,379
Convertible promissory notes, net	1,873,777	1,308,229
Derivative liability	993,779	722,192
Registration Rights Agreement liability	520,000	520,000	520,000
Total Current Liabilities	4,100,088	2,956,554	906,738
Non-current Liabilities:
Total Liabilities	4,303,209	3,132,647	1,030,719
Stockholders’ Deficit
Preferred A stock, value	585	585	585
Common stock, value	97,699	95,699	95,699
Additional paid-in capital	19,279,548	19,081,548	19,042,378
Accumulated deficit	(23,315,352)	(22,051,543)	(19,506,656)
Total Stockholders’ Deficit	(3,937,520)	(2,873,711)	(367,994)
Total Liabilities and Stockholders’ Deficit	$ 365,689	$ 258,936	$ 662,725